Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 1,197,080	$ 1,286,274
Change in unbilled services (unbilled revenue)	$ (89,194)
Percentage change in unbilled services (unbilled revenue)	(6.90%)
Unearned revenue (payments on account)	$ (1,497,166)	(1,614,758)
Change in unearned revenue (payments on account)	$ 117,592
Percentage change in unearned revenue (payments on account)	(7.30%)
Net balance	$ (300,086)	$ (328,484)
Change in net balance	$ 28,398
Percentage change in net balance	(8.60%)